Exhibit 1

Cosmopolitan Hotel Trust 2016-COSMO
Commercial Mortgage Pass-Through Certificates, Series 2016-COSMO

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

26 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Cosmopolitan Hotel Trust 2016-COSMO Commercial Mortgage Pass-Through Certificates, Series 2016-COSMO (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 October 2016

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Cosmopolitan Hotel Trust 2016-COSMO (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by four special purpose entities (collectively, the “Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first deed of trust lien on the Borrowers’ fee simple, condominium and operating leasehold interests in The Cosmopolitan of Las Vegas, a full-service, integrated luxury hotel and casino (the “Property”) located in Las Vegas, Nevada and
d.	The Mortgage Loan has a related senior floating rate mezzanine loan (the “Mezzanine A Loan”) and a related junior floating rate mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of 9 November 2016 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

Attachment A Page 2 of 11

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	Mortgage Loan Balance,
b.	Senior Mezzanine Loan Balance and
c.	Junior Mezzanine Loan Balance

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively, all as shown on the Final Data File, we recalculated the “Total Debt Balance” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 11

6.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as applicable, of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Senior Mezz Loan Term (Excluding Extensions),
iii.	Original Junior Mezz Loan Term (Excluding Extensions),
iv.	Original Mortgage Loan Term (Including Extensions),
v.	Original Senior Mezz Loan Term (Including Extensions) and
vi.	Original Junior Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions),
c.	Original Senior Mezz Loan Term (Excluding Extensions),
d.	Original Junior Mezz Loan Term (Excluding Extensions),
e.	Original Mortgage Loan Term (Including Extensions),
f.	Original Senior Mezz Loan Term (Including Extensions) and
g.	Original Junior Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Senior Mezz Loan Term to Maturity,
iii.	Remaining Junior Mezz Loan Term to Maturity,
iv.	Remaining Mortgage Loan Term (Including Extensions),
v.	Remaining Senior Mezz Loan Term (Including Extensions) and
vi.	Remaining Junior Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 11

8.	With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, the draft loan agreement, draft mezzanine A loan agreement and draft mezzanine B loan agreement Source Documents indicate that the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Senior Mezz Loan Amortization Term (Excluding Extensions),
iii.	Original Junior Mezz Loan Amortization Term (Excluding Extensions),
iv.	Remaining Mortgage Loan Amortization Term,
v.	Remaining Senior Mezz Loan Amortization Term,
vi.	Remaining Junior Mezz Loan Amortization Term,
vii.	Remaining Mortgage Loan Amortization Term (Including Extensions),
viii.	Remaining Senior Mezz Loan Amortization Term (Including Extensions) and
ix.	Remaining Junior Mezz Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Senior Mezz Loan Term (Excluding Extensions)” of the Mezzanine A Loan, as shown on the Final Data File, for the “Senior Mezz Loan IO Period” characteristic on the Final Data File and
d.	Use the “Original Junior Mezz Loan Term (Excluding Extensions)” of the Mezzanine B Loan, as shown on the Final Data File, for the “Junior Mezz Loan IO Period” characteristic on the Final Data File.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 11

9.	Using the:
a.	Mortgage Spread,
b.	Senior Mezz Spread,
c.	Junior Mezz Spread,
d.	Mortgage Loan Balance,
e.	Senior Mezzanine Loan Balance and
f.	Junior Mezzanine Loan Balance

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Spread,
b.	Senior Mezz Spread,
c.	Junior Mezz Spread,
d.	Total Debt Spread,
e.	LIBOR Floor,
f.	Amount Floored,
g.	LIBOR Cap,
h.	Amount Capped and
i.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.530% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Senior Mezzanine Loan Interest Rate,
iii.	Assumed Junior Mezzanine Loan Interest Rate and
iv.	Assumed Total Debt Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 11

11.	Using the:
a.	LIBOR Cap,
b.	Amount Capped,
c.	Mortgage Spread,
d.	Senior Mezz Spread,
e.	Junior Mezz Spread and
f.	Total Debt Spread

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Assumed Mortgage Rate (At LIBOR Cap),
ii.	Assumed Total Senior Mezz Rate (At LIBOR Cap),
iii.	Assumed Total Junior Mezz Rate (At LIBOR Cap) and
iv.	Total Rate (At LIBOR Cap)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Assumed Mortgage Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service (At LIBOR Cap) and
iv.	Monthly Mortgage Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

a.       The “Mortgage Loan Balance,” as shown on the Final Data File,

b.       The “Assumed Mortgage Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.       365/360.

Attachment A Page 7 of 11

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” and “Monthly Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” and “Annual Mortgage Debt Service (At LIBOR Cap),” respectively.

13.	Using the:

a.       Senior Mezzanine Loan Balance,

b.       Assumed Senior Mezzanine Loan Interest Rate,

c.       Assumed Total Senior Mezz Rate (At LIBOR Cap) and

d.       Accrual Basis

of the Mezzanine A Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Annual Senior Mezz Debt Service and
ii.	Annual Senior Mezz Debt Service (At LIBOR Cap)

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Senior Mezz Debt Service” of the Mezzanine A Loan as the product of:

a.	The “Senior Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Senior Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Senior Mezz Debt Service (At LIBOR Cap)” of the Mezzanine A Loan as the product of:

a.	The “Senior Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Total Senior Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

14.	Using the:

a.       Junior Mezzanine Loan Balance,

b.	Assumed Junior Mezzanine Loan Interest Rate,
c.	Assumed Total Junior Mezz Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mezzanine B Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	Annual Junior Mezz Debt Service and
ii.	Annual Junior Mezz Debt Service (At LIBOR Cap)

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 11

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Junior Mezz Debt Service” of the Mezzanine B Loan as the product of:

a.	The “Junior Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Junior Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Junior Mezz Debt Service (At LIBOR Cap)” of the Mezzanine B Loan as the product of:

a.	The “Junior Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Total Junior Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Senior Mezz Debt Service,
c.	Annual Junior Mezz Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Annual Senior Mezz Debt Service (At LIBOR Cap) and
f.	Annual Junior Mezz Debt Service (At LIBOR Cap)

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service (At LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 11

16.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Underwritten Net Cash Flow ($),
d.	Annual Mortgage Debt Service,
e.	Annual Mortgage Debt Service (At LIBOR Cap),
f.	Mortgage Loan Balance and
g.	Appraised Value ($)

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (At LIBOR Cap),
v.	Mortgage Loan UW NCF DSCR,
vi.	Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY and
viii.	Mortgage Loan TTM NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (At LIBOR Cap),” “Mortgage Loan TTM NCF DSCR (At LIBOR Cap)” and ”Mortgage Loan UW NCF DSCR” to two decimal places and
b.	Round the “Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 10 of 11

17.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Underwritten Net Cash Flow ($),
d.	Annual Total Debt Service,
e.	Annual Total Debt Service (At LIBOR Cap),
f.	Total Debt Balance and
g.	Appraised Value ($)

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Total Debt TTM NCF DSCR (At LIBOR Cap),
v.	Total Debt UW NCF DSCR,
vi.	Total Debt LTV,
vii.	Total Debt TTM NOI DY and
viii.	Total Debt TTM NCF DY

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purposes of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” ”Total Debt TTM NOI DSCR (At LIBOR Cap),” ”Total Debt TTM NCF DSCR (At LIBOR Cap)” and “Total Debt UW NCF DSCR” to two decimal places and
b.	Round the “Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

18.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicing Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 11

20.	Using the:
a.	Admin. Fee and
b.	Mortgage Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents (see Note 1)

Document Title	Document ID

Draft Loan Agreement	35880035.11

Draft Mezzanine A Loan Agreement	35903715.10

Draft Mezzanine B Loan Agreement	36013525.5

Draft Promissory Note A-1	35825298.4

Draft Promissory Note A-2	36098838.1

Draft Cash Management Agreement	35867485.8

Deed of Trust	35855132.5

Property Source Documents

Document Title	Document Date

Appraisal Report	19 August 2016

Engineering Report	13 February 2015

Environmental Phase I Report	16 February 2015

Underwriter’s Summary Report	21 October 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Operating Lease	19 December 2014

License Agreement	24 August 2010

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft Mortgage Loan and Mezzanine Loan Source Documents as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Flag	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Unit Type	Underwriter’s Summary Report
Units	Underwriter’s Summary Report
Ownership Interest	Deed of Trust

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2012 Revenue ($)	Underwriter’s Summary Report
2013 Revenue ($)	Underwriter’s Summary Report
2014 Revenue ($)	Underwriter’s Summary Report
2015 Revenue ($)	Underwriter’s Summary Report
TTM Revenue ($)	Underwriter’s Summary Report
2012 Total Promotions ($)	Underwriter’s Summary Report
2013 Total Promotions ($)	Underwriter’s Summary Report
2014 Total Promotions ($)	Underwriter’s Summary Report
2015 Total Promotions ($)	Underwriter’s Summary Report
TTM Total Promotions ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2012 Net Revenue ($)	Underwriter’s Summary Report
2013 Net Revenue ($)	Underwriter’s Summary Report
2014 Net Revenue ($)	Underwriter’s Summary Report
2015 Net Revenue ($)	Underwriter’s Summary Report
TTM Net Revenue ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2012 FF&E ($)	Underwriter’s Summary Report
2013 FF&E ($)	Underwriter’s Summary Report
2014 FF&E ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
TTM FF&E ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten Total Promotions ($)	Underwriter’s Summary Report
Underwritten Net Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Hotel Operating Information:

Characteristic	Source Document

2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Draft Loan Agreement
Monthly Tax Escrow	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Monthly Insurance Escrow	Draft Loan Agreement
Replacement Reserves Initial Deposit Amount	Draft Loan Agreement
Replacement Reserves Monthly Deposit Amount	Draft Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Senior Mezzanine Loan Balance	Draft Mezzanine A Loan Agreement
Junior Mezzanine Loan Balance	Draft Mezzanine B Loan Agreement
Note Date (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Payment Day of Month (and Business Day Convention) (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
First Payment Date (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Initial Maturity Date (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Extension Options (Yes/No) (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Extension Options Description (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Fully Extended Maturity Date (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
First Extension Fee (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Second Extension Fee (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Third Extension Fee (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Exit Fees (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Payment Grace Period Event of Default (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Payment Grace Period Event of Late Fee (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 3 and 4)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Rate Type (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Accrual Basis (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Interest Accrual Period Start (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Interest Accrual Period End (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
LIBOR Lookback Days (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
LIBOR Floor (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Amount Floored (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
LIBOR Cap (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Amount Capped (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Extension Spread Increase (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Second Extension Spread Increase (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Third Extension Spread Increase (see Note 3)	Draft Loan Agreement, Draft Mezzanine A Loan Agreement and Draft Mezzanine B Loan Agreement
Prepayment String	Draft Loan Agreement
Partial Collateral Release (Y/N)	Draft Loan Agreement
Partial Collateral Release Description	Draft Loan Agreement
Release Premium	Draft Loan Agreement
Substitution Allowed (Y/N)	Draft Loan Agreement
Substitution Provision Description	Draft Loan Agreement
LockBox (Y/N)	Draft Cash Management Agreement and Draft Loan Agreement
LockBox Type (see Note 5)	Draft Cash Management Agreement and Draft Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Draft Cash Management Agreement and Draft Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

3.	For the purpose of comparing the:
a.	Note Date,
b.	Payment Day of Month (and Business Day Convention),
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	First Extension Fee,
i.	Second Extension Fee,
j.	Third Extension Fee,
k.	Exit Fees,
l.	Payment Grace Period Event of Default,
m.	Payment Grace Period Event of Late Fee,
n.	Balloon Grace Period Event of Default,
o.	Balloon Grace Period Event of Late Fee,
p.	Rate Type,
q.	Amortization Type (During Initial Term and Extended Term),
r.	Accrual Basis,
s.	Interest Accrual Period Start,
t.	Interest Accrual Period End,
u.	Interest Rate Adjustment Frequency,
v.	LIBOR Rounding Methodology,
w.	LIBOR Lookback Days,
x.	LIBOR Floor,
y.	Amount Floored,
z.	LIBOR Cap,
aa.	Amount Capped,
bb.	First Extension Spread Increase,
cc.	Second Extension Spread Increase and
dd.	Third Extension Spread Increase

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through dd. above.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “CMA” if the draft loan agreement and draft cash management agreement Source Documents currently require the Borrower (or the related property manager) to pay rent or other income directly to the lockbox account; provided, however, that thereafter funds deposited in such lockbox account are transferred directly to the Borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from the amounts received; however, in some cases, upon the occurrence of certain triggering events, the lockbox account converts to a hard lockbox.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Phase II Date
Seismic Report Date
Percentage of Cut-Off Date Allocated Loan Amount
Loan Purpose
Mortgage Loan Balance
Mortgage Spread
Senior Mezz Spread
Junior Mezz Spread
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Cash/Pmt Collection Function
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.